PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT.
Schedule of property, plant and equipment cost less accumulated depreciation or impairment losses

			Plant and equipment		Assets in
		Land and			course of
		buildings	Instruments	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2018		301	1,284	1,062	94	2,741
Exchange adjustment		(6)	(45)	(20)	(1)	(72)
Additions		6	179	21	126	332
Disposals		–	(73)	(24)	(1)	(98)
Impairment		–	–	–	(1)	(1)
Transfers		34	43	(7)	(89)	(19)
At 31 December 2018		335	1,388	1,032	128	2,883
Recognition of right-of-use asset on initial application of IFRS 16		134	–	25	–	159
Adjusted balance at 1 January 2019		469	1,388	1,057	128	3,042
Exchange adjustment		2	(2)	8	1	9
Acquisitions	21	7	–	2	–	9
Additions		42	198	37	128	405
Disposals		(11)	(72)	(19)	(2)	(104)
Impairment		–	–	–	(4)	(4)
Transfers		24	–	57	(81)	–
At 31 December 2019		533	1,512	1,142	170	3,357
Depreciation and impairment
At 1 January 2018		91	904	697	–	1,692
Exchange adjustment		(2)	(30)	(14)	–	(46)
Charge for the year		14	163	74	–	251
Impairment		1	–	3	–	4
Disposals		–	(59)	(21)	–	(80)
Transfers		5	23	(28)	–	–
At 31 December 2018		109	1,001	711	–	1,821
Exchange adjustment		1	(2)	5	–	4
Charge for the year		51	157	84	–	292
Disposals		(6)	(60)	(17)	–	(83)
Transfers		–	(1)	1	–	–
At 31 December 2019		155	1,095	784	–	2,034
Net book amounts
At 31 December 2019		378	417	358	170	1,323
At 31 December 2018		226	387	321	128	1,062

Schedule of Group’s right-of-use assets

	Land and buildings	Plant and equipment
2019	$ million	$ million
Additions	35	11
Depreciation charge in the year	37	13
Net book value at 31 December	132	24